Financing Receivables - Transfer of Financing Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Nov. 30, 2023
Financing receivables
Financing receivable transferred, net gain (loss)	$ (98)	$ (62)
Commercial Financing Receivables
Financing receivables
Receivables transferred	9,248	9,029
Receivables uncollected at end of period	1,600	$ 1,561
Commercial Financing Receivables | Third Party Investor | Subsequent Event
Financing receivables
Transfer of financial assets, sales period			1 year
Commercial Financing Receivables | Third Party Investor | Maximum
Financing receivables
Financing receivables to be sold	$ 1,900			$ 3,000
Commercial Financing Receivables | Third Party Investor | Maximum | Subsequent Event
Financing receivables
Financing receivables to be sold			$ 1,300